iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited)
May 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc.
(a)
..................... 66 $ 12,732
a
Automobile Components  —  0 .3%
Aptiv PLC
(a)
............................. 145 12,772
a
Automobiles  —  3 .0%
Tesla, Inc.
(a)
............................. 672 137,041
a
Biotechnology  —  1 .0%
Alnylam Pharmaceuticals, Inc.
(a)
............... 49 9,065
Horizon Therapeutics PLC
(a)
................. 78 7,802
Incyte Corp.
(a)
........................... 74 4,555
Moderna, Inc.
(a)
.......................... 44 5,619
Regeneron Pharmaceuticals, Inc.
(a)
............. 7 5,149
Vertex Pharmaceuticals, Inc.
(a)
................ 45 14,561
46,751
a
Broadline Retail  —  5 .9%
Amazon.com, Inc.
(a)
....................... 2,125 256,233
MercadoLibre, Inc.
(a)
....................... 12 14,868
271,101
a
Building Products  —  0 .1%
Lennox International, Inc. ................... 21 5,786
a
Capital Markets  —  2 .1%
Ameriprise Financial, Inc. ................... 30 8,954
FactSet Research Systems, Inc. ............... 33 12,701
MarketAxess Holdings, Inc. .................. 23 6,266
Moody's Corp. ........................... 32 10,140
Nasdaq, Inc. ............................ 409 22,638
S&P Global, Inc. ......................... 94 34,539
95,238
a
Chemicals  —  0 .9%
Ecolab, Inc. ............................ 219 36,146
Sherwin-Williams Co. (The) .................. 21 4,783
40,929
a
Communications Equipment  —  0 .5%
Arista Networks, Inc.
(a)
..................... 41 6,820
Motorola Solutions, Inc. .................... 49 13,814
20,634
a
Construction & Engineering  —  0 .5%
AECOM ............................... 57 4,449
Quanta Services, Inc. ...................... 96 17,048
21,497
a
Consumer Staples Distribution & Retail  —  1 .2%
Costco Wholesale Corp. .................... 92 47,063
Sysco Corp. ............................ 82 5,736
52,799
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 77 12,407
a
Distributors  —  0 .2%
Pool Corp. ............................. 23 7,273
a
Electronic Equipment, Instruments & Components  —  0 .4%
Keysight Technologies, Inc.
(a)
................. 123 19,901
a
Security Shares Value
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 195 $ 5,314
Schlumberger Ltd. ........................ 390 16,704
22,018
a
Entertainment  —  1 .9%
Netflix, Inc.
(a)
............................ 84 33,199
Walt Disney Co. (The)
(a)
.................... 535 47,059
Warner Bros Discovery, Inc. , Series A
(a)
.......... 368 4,151
84,409
a
Financial Services  —  3 .8%
Mastercard, Inc. , Class A .................... 214 78,114
PayPal Holdings, Inc.
(a)
..................... 202 12,522
Visa, Inc. , Class A ........................ 383 84,655
175,291
a
Food Products  —  0 .6%
Darling Ingredients, Inc.
(a)
................... 130 8,239
Hershey Co. (The) ........................ 23 5,973
Lamb Weston Holdings, Inc. ................. 99 11,009
25,221
a
Ground Transportation  —  1 .1%
JB Hunt Transport Services, Inc. .............. 96 16,029
Old Dominion Freight Line, Inc. ............... 15 4,656
Uber Technologies, Inc.
(a)
................... 390 14,793
Union Pacific Corp. ....................... 71 13,669
49,147
a
Health Care Equipment & Supplies  —  2 .2%
Cooper Companies, Inc. (The) ................ 58 21,549
Dexcom, Inc.
(a)
.......................... 88 10,319
Edwards Lifesciences Corp.
(a)
................ 228 19,204
Hologic, Inc.
(a)
........................... 103 8,126
IDEXX Laboratories, Inc.
(a)
................... 30 13,943
Insulet Corp.
(a)
........................... 37 10,147
Intuitive Surgical, Inc.
(a)
..................... 50 15,392
98,680
a
Health Care Providers & Services  —  1 .6%
DaVita, Inc.
(a)
............................ 111 10,397
Elevance Health, Inc. ...................... 89 39,856
HCA Healthcare, Inc. ...................... 41 10,832
McKesson Corp. ......................... 15 5,863
Molina Healthcare, Inc.
(a)
.................... 25 6,847
73,795
a
Hotels, Restaurants & Leisure  —  2 .3%
Booking Holdings, Inc.
(a)
.................... 10 25,088
Caesars Entertainment, Inc.
(a)
................ 110 4,511
Chipotle Mexican Grill, Inc.
(a)
................. 4 8,306
Hilton Worldwide Holdings, Inc. ............... 244 33,213
Las Vegas Sands Corp.
(a)
................... 75 4,135
Starbucks Corp. .......................... 326 31,831
107,084
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 68 6,287
Clorox Co. (The) ......................... 84 13,287
Colgate-Palmolive Co. ..................... 312 23,206
42,780
a
Industrial Conglomerates  —  0 .2%
General Electric Co. ....................... 97 9,848
a

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance  —  0 .4%
Marsh & McLennan Companies, Inc. ............ 28 $ 4,849
Progressive Corp. (The) .................... 120 15,349
20,198
a
Interactive Media & Services  —  9 .4%
Alphabet, Inc. , Class A
(a)
.................... 1,251 153,710
Alphabet, Inc. , Class C , NVS
(a)
................ 1,248 153,966
Meta Platforms, Inc. , Class A
(a)
................ 435 115,153
ZoomInfo Technologies, Inc.
(a)
................ 331 8,186
431,015
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 84 25,697
Gartner, Inc.
(a)
........................... 22 7,543
GoDaddy, Inc. , Class A
(a)
.................... 63 4,623
MongoDB, Inc. , Class A
(a)
................... 32 9,401
Okta, Inc. , Class A
(a)
....................... 59 5,363
Snowflake, Inc. , Class A
(a)
................... 50 8,268
Twilio, Inc. , Class A
(a) (b)
..................... 187 13,019
VeriSign, Inc.
(a)
.......................... 20 4,467
78,381
a
Life Sciences Tools & Services  —  2 .6%
Agilent Technologies, Inc. ................... 197 22,787
Danaher Corp. .......................... 179 41,102
Illumina, Inc.
(a)
........................... 22 4,326
Mettler-Toledo International, Inc.
(a)
............. 4 5,287
Repligen Corp.
(a) (b)
........................ 34 5,709
Thermo Fisher Scientific, Inc. ................. 23 11,695
Waters Corp.
(a)
.......................... 72 18,088
West Pharmaceutical Services, Inc. ............ 22 7,362
116,356
a
Machinery  —  0 .9%
Deere & Co. ............................ 49 16,953
Graco, Inc. ............................. 89 6,807
IDEX Corp. ............................. 74 14,738
Toro Co. (The) ........................... 49 4,794
43,292
a
Oil, Gas & Consumable Fuels  —  1 .4%
Cheniere Energy, Inc. ...................... 140 19,568
Hess Corp. ............................. 284 35,974
Ovintiv, Inc.
(a)
............................ 204 6,746
62,288
a
Pharmaceuticals  —  2 .9%
Eli Lilly & Co. ........................... 188 80,739
Zoetis, Inc. , Class A ....................... 323 52,652
133,391
a
Professional Services  —  2 .1%
Automatic Data Processing, Inc. ............... 316 66,041
Broadridge Financial Solutions, Inc.
(a)
........... 120 17,606
Ceridian HCM Holding, Inc.
(a)
................. 73 4,515
Paylocity Holding Corp.
(a)
................... 26 4,492
Robert Half International, Inc. ................. 66 4,291
96,945
a
Real Estate Management & Development  —  0 .6%
CBRE Group, Inc. , Class A
(a)
................. 371 27,795
a
Semiconductors & Semiconductor Equipment  —  7 .7%
Advanced Micro Devices, Inc.
(a)
............... 350 41,374
Applied Materials, Inc. ..................... 202 26,927
Enphase Energy, Inc.
(a)
..................... 32 5,564
First Solar, Inc.
(a)
......................... 45 9,133
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ........................... 607 $ 229,652
NXP Semiconductors NV ................... 169 30,268
ON Semiconductor Corp.
(a)
.................. 53 4,431
Wolfspeed, Inc.
(a)
......................... 102 4,900
352,249
a
Software  —  21 .1%
Adobe, Inc.
(a)
............................ 159 66,429
ANSYS, Inc.
(a)
........................... 38 12,296
Atlassian Corp. , Class A
(a)
................... 61 11,028
Autodesk, Inc.
(a)
.......................... 155 30,906
Black Knight, Inc.
(a)
........................ 100 5,778
Cadence Design Systems, Inc.
(a)
.............. 113 26,093
Fair Isaac Corp.
(a)
......................... 6 4,726
HubSpot, Inc.
(a)
.......................... 17 8,806
Intuit, Inc. .............................. 102 42,750
Microsoft Corp. .......................... 1,723 565,816
Oracle Corp. ............................ 65 6,886
Palo Alto Networks, Inc.
(a)
................... 24 5,121
PTC, Inc.
(a)
............................. 86 11,558
Salesforce, Inc.
(a)
......................... 273 60,983
ServiceNow, Inc.
(a)
........................ 55 29,963
Splunk, Inc.
(a)
........................... 53 5,262
Synopsys, Inc.
(a)
......................... 58 26,388
VMware, Inc. , Class A
(a)
.................... 93 12,675
Workday, Inc. , Class A
(a)
.................... 127 26,923
960,387
a
Specialized REITs  —  1 .2%
American Tower Corp. ..................... 104 19,182
Equinix, Inc. ............................ 42 31,313
SBA Communications Corp. , Class A ............ 19 4,214
54,709
a
Specialty Retail  —  0 .7%
AutoZone, Inc.
(a)
......................... 2 4,774
Burlington Stores, Inc.
(a)
.................... 27 4,063
Tractor Supply Co. ........................ 85 17,815
Ulta Beauty, Inc.
(a)
........................ 16 6,557
33,209
a
Technology Hardware, Storage & Peripherals  —  13 .8%
Apple, Inc. ............................. 3,544 628,174
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Deckers Outdoor Corp.
(a)
.................... 30 14,250
Lululemon Athletica, Inc.
(a)
................... 27 8,962
Nike, Inc. , Class B ........................ 131 13,789
37,001
a
Trading Companies & Distributors  —  0 .8%
United Rentals, Inc. ....................... 18 6,008
WW Grainger, Inc. ........................ 50 32,451
38,459
a
Total Long-Term Investments — 99.9%
(Cost: $ 4,031,975 ) .................................. 4,558,983

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.29%
(c) (d) (e)
...................... 13,137 $ 13,140
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.07%
(c) (d)
............................ 2,139 2,139
a
Total Short-Term Securities — 0.4%
(Cost: $ 15,280 ) .................................... 15,279
Total Investments — 100.3%
(Cost: $ 4,047,255 ) .................................. 4,574,262
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (12,093)
Net Assets — 100.0% ................................. $ 4,562,169
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
01/31/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/23
  Shares Held
at 05/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 13,144
(b)
$ — $ (3) $ (1) $ 13,140 13,137 $ 8
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 2,139
(b)
— — — 2,139 2,139 42 —
$ (3) $ (1)
$ 15,279
$ 50 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Aware MSCI USA Growth ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,558,983  $ —  $ —  $ 4,558,983
Short-Term Securities
Money Market Funds ...................................... 15,279  —  —  15,279
$ 4,574,262  $ —  $ —  $ 4,574,262
Portfolio Abbreviation
NVS Non-Voting Shares